Capital Management	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Capital Management
35.	CAPITAL MANAGEMENT

The Company requires significant amounts of capital to build and expand its production facilities and acquire additional equipment. In consideration of the industry dynamics, the Company manages its capital in a manner to ensure that it has sufficient and necessary financial resources to fund its working capital needs, capital asset purchases, research and development activities, dividend payments, debt service requirements and other business requirements associated with its existing operations over the next 12 months.